American Fidelity Assurance Company and American Fidelity Separate Account C (File No. 811-21313) hereby incorporate by reference the semi-annual reports for the underlying funds below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company
Act of 1940 (the Act).

Filer/Entity
American Funds Insurance Series

Fund/Portfolio Name: Washington Mutual Investors Fund

Fund/Portfolio Name: EUPAC Fund
File #:
811-03857
CIK#
0000729528
Accession:
0001193125-26-383201
Date of Filing:
09/04/2026


Filer/Entity:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
File #:
811-07044
CIK#
0000890064
Accession #:
0000030146-26-000355
Date of Filing:
08/10/2026


Filer/Entity:
BNY Mellon Stock Index Fund, Inc.
File #:
811-05719
CIK #:
0000846800
Accession #:
0000030146-26-000358
Date of Filing:
08/10/2026


Filer/Entity:
BNY Mellon Variable Investment Fund

Fund/Portfolio Name: Small Cap Portfolio
File #:
811-05125
CIK#
0000813383
Accession #:
0000030146-26-000357
Date of Filing:
08/10/2026


Filer/Entity:
Vanguard Variable Insurance Fund

Fund/Portfolio Name: Morningstar Mid-Cap Index Portfolio

Fund/Portfolio Name: Total Stock Market Index Portfolio
With underlying Equity Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession #:
0001104659-26-102238
Date of Filing:
08/27/2026


Filer/Entity:
Vanguard Variable Insurance Fund

Fund/Portfolio Name: Balanced Portfolio

Fund/Portfolio Name: PRIMECAP Portfolio

Fund/Portfolio Name: Total Bond Market Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession #:
0001104659-26-102246
Date of Filing:
08/27/2026


These semi-annual reports are for the period ended June 30, 2026, and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Courtney Keeling at (405) 416-8967.